Schedule of Investments (unaudited)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.4%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(a)	$200	$164,522

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	203,038

Brazil — 3.4%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	200	155,240
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(a)	200	182,386
Itau Unibanco Holding SA/Cayman Island, 7.86%,
(Call 09/19/23), (5-year CMT + 3.863%)(a)(b)(c)	200	195,025
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)	100	77,774
5.75%, 04/01/33 (Call 01/01/33)(a)	100	95,883
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	200	175,350
Petrobras Global Finance BV
5.09%, 01/15/30	100	93,216
6.90%, 03/19/49	100	93,450
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	200	188,094
Vale Overseas Ltd., 8.25%, 01/17/34	100	116,649
		1,373,067
Chile — 1.5%
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	200	173,240
Corp. Nacional del Cobre de Chile, 4.50%, 08/01/47 (Call 02/01/47)(a)	200	169,818
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	100	95,950
Latam Airlines Group SA, 13.38%, 10/15/29(a)	50	54,406
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)	150	117,375
		610,789
China — 8.8%
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	200	148,524
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (Call 05/28/34)	200	182,822
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30 (Call 12/18/29)(a)	200	168,900
China Construction Bank Corp., 2.45%, 06/24/30
(Call 06/24/25), (5-year CMT + 2.150%)(a)(c)	200	188,278
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	300	263,661
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	188,750
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26), (5-year CMT + 5.584%)(a)(b)(c)	200	177,498
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	177	150,802
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	178,344
ICBCIL Finance Co. Ltd., 2.13%, 01/27/25(a)	200	189,524
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	182,892
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(a)	200	187,586
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	162,088
Prosus NV, 4.19%, 01/19/32 (Call 10/19/31)(a)	300	253,392
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	44,121
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	50	39,957
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(a)	200	178,274
Tencent Holdings Ltd., 2.88%, 04/22/31 (Call 01/22/31)(a)	200	168,770
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	200	190,186
Security	Par (000)	Value

China (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	$200	$170,292
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	184,606
		3,599,267
Colombia — 1.1%
Bancolombia SA, 6.91%, 10/18/27, (5-year CMT + 2.929%)(c)	200	194,860
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	100	79,238
6.88%, 04/29/30 (Call 01/29/30)	100	93,805
8.88%, 01/13/33 (Call 10/13/32)	100	102,162
		470,065
Egypt — 0.3%
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	150	142,466

Ghana — 0.4%
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/15/24)(a)	200	162,808

Guatemala — 0.4%
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	200	165,324

India — 2.7%
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	188,560
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(a)	188	170,862
JSW Steel Ltd., 3.95%, 04/05/27 (Call 10/05/26)(a)	200	177,692
Network i2i Ltd., 5.65%, (Call 01/11/25),
(5-year CMT + 4.274%)(a)(b)(c)	200	194,550
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	178,938
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	207,072
		1,117,674
Indonesia — 1.4%
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/14/32)(a)	200	188,781
Minejesa Capital BV, 4.63%, 08/10/30(a)	200	182,706
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	192,038
		563,525
Israel — 1.7%
Energian Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(d)	50	43,644
Israel Electric Corp. Ltd., 4.25%, 08/14/28(d)	200	185,952
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	224,777
4.10%, 10/01/46	100	64,931
5.13%, 05/09/29 (Call 02/09/29)	200	182,498
		701,802
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33 (Call 10/14/32)(a)	200	157,830

Kuwait — 1.1%
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(a)	200	174,810
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(d)	100	96,349
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(b)(c)	200	183,714
		454,873
Macau — 1.5%
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 08/10/23)(a)	200	193,225
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	300	257,062
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	200	178,000
		628,287
Malaysia — 2.2%
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(a)	200	167,154
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	186,838

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	$200	$166,714
4.55%, 04/21/50 (Call 10/21/49)(a)	200	181,742
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	200	197,180
		899,628
Mexico — 3.0%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	200	192,070
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/18/28), (5-year CMT + 2.650%)(a)(c)	200	173,172
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(a)	200	171,500
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	150	116,080
Grupo Televisa SAB, 6.63%, 01/15/40	50	51,885
Petroleos Mexicanos
6.63%, 06/15/35	30	21,293
6.70%, 02/16/32 (Call 11/16/31)	100	76,990
6.75%, 09/21/47	200	128,200
6.88%, 08/04/26	100	92,702
7.69%, 01/23/50 (Call 07/23/49)	100	68,915
8.75%, 06/02/29 (Call 04/02/29)	100	91,015
Southern Copper Corp., 6.75%, 04/16/40	50	55,500
		1,239,322
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	187,286

Panama — 0.4%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	200	180,000

Paraguay — 0.5%
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)	200	188,554

Peru — 1.1%
Banco de Credito del Peru SA, 3.13%, 07/01/30
(Call 07/01/25), (5-year CMT + 3.000%)(a)(c)	100	92,566
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(a)	200	186,390
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	152,300
		431,256
Philippines — 0.4%
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(b)(c)	200	171,670

Qatar — 1.2%
Qatar Petroleum, 3.13%, 07/12/41 (Call 01/12/41)(a)	200	151,792
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	180,420
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	200	172,590
		504,802
Saudi Arabia — 1.4%
Gaci First Investment Co., 5.25%, 10/13/32 (Call 07/13/32)(a)	200	202,696
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(c)	200	191,474
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	169,530
		563,700
Singapore — 1.8%
BOC Aviation Ltd., 3.50%, 09/18/27 (Call 06/18/27)(a)	200	186,858
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	200	190,880
Security	Par (000)	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30
(Call 09/10/25), (5-year CMT + 1.580%)(a)(c)	$200	$182,854
United Overseas Bank Ltd., 2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(c)	200	175,984
		736,576
South Africa — 0.5%
Sasol Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	200	183,910

South Korea — 2.4%
POSCO, 5.75%, 01/17/28(a)	200	202,188
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	175,634
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23), (5-year CMT + 3.051%)(a)(b)(c)	200	199,202
SK Hynix Inc., 6.38%, 01/17/28(a)	200	203,364
Woori Bank, 4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(b)(c)	200	192,000
		972,388
Taiwan — 1.5%
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	200	156,596
3.88%, 04/22/27 (Call 03/22/27)	300	288,141
TSMC Global Ltd., 2.25%, 04/23/31 (Call 01/23/31)(a)	200	164,560
		609,297
Thailand — 1.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34
(Call 09/25/29), (5-year CMT + 1.900%)(a)(c)	200	172,090
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(c)	200	177,854
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	126,786
		476,730
Turkey — 0.4%
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(c)	200	179,608

United Arab Emirates — 1.7%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	112,941
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	109,328
Energian Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(d)	50	46,559
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(b)(c)	200	188,522
MDGH GMTN RSC Ltd., 5.50%, 04/28/33 (Call 01/28/33)(a)	200	210,166
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)	20	18,944
		686,460
United Kingdom — 1.4%
Standard Chartered PLC
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(c)	200	185,486
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(c)	200	201,450
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(c)	200	202,130
		589,066
Zambia — 0.5%
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 03/01/24)(a)	200	195,860

Total Corporate Bonds & Notes — 47.7%
(Cost: $19,442,372)		19,511,450

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(e)

Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	$300	$262,662

Argentina — 1.0%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 08/31/23)(f)	330	113,424
1.00%, 07/09/29 (Call 08/31/23)	50	16,720
3.50%, 07/09/41 (Call 08/31/23)(f)	220	71,049
3.63%, 07/09/35 (Call 08/31/23)(f)	420	130,851
3.63%, 07/09/46 (Call 08/31/23)(f)	50	15,586
4.25%, 01/09/38 (Call 08/31/23)(f)	225	80,885
		428,515
Bahrain — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	187,142
5.63%, 05/18/34(a)	200	179,014
7.38%, 05/14/30(a)	200	206,792
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	204,076
		777,024
Brazil — 1.2%
Brazilian Government International Bond
2.88%, 06/06/25	200	190,192
5.63%, 02/21/47	200	174,892
8.25%, 01/20/34	100	116,203
		481,287
Chile — 1.2%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	200	170,538
4.00%, 01/31/52 (Call 07/31/51)(g)	200	163,250
4.34%, 03/07/42 (Call 09/07/41)	200	176,722
		510,510
China — 0.4%
China Government International Bond, 1.75%, 10/26/31	200	168,638

Colombia — 1.6%
Colombia Government International Bond
4.13%, 02/22/42 (Call 08/22/41)	200	133,610
4.13%, 05/15/51 (Call 11/15/50)	200	125,600
6.13%, 01/18/41.	200	169,920
8.00%, 04/20/33 (Call 01/20/33)	200	209,944
		639,074
Costa Rica — 0.5%
Costa Rica Government International Bond, 6.13%, 02/19/31(a)	200	199,596

Dominican Republic — 2.2%
Dominican Republic International Bond
4.88%, 09/23/32(a)	150	129,842
5.30%, 01/21/41(a)	150	120,924
5.50%, 02/22/29 (Call 12/22/28)(a)	200	189,700
6.40%, 06/05/49(a)	150	130,749
6.85%, 01/27/45(a)	100	92,989
6.88%, 01/29/26(a)	150	151,342
7.45%, 04/30/44(a)	100	99,921
		915,467
Ecuador — 0.5%
Ecuador Government International Bond
0.00%, 07/31/30(a)(h)	25	7,106
2.50%, 07/31/40(a)(f)	120	37,539
Security	Par (000)	Value

Ecuador (continued)
3.50%, 07/31/35(a)(f)	$300	$102,783
6.00%, 07/31/30(a)(f)	155	73,523
		220,951
Egypt — 1.8%
Egypt Government International Bond
6.59%, 02/21/28(a)	200	143,968
7.60%, 03/01/29(a)	200	143,602
7.63%, 05/29/32(a)	200	128,878
8.88%, 05/29/50(a)	200	117,620
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	200	193,070
		727,138
El Salvador — 0.2%
El Salvador Government International Bond, 7.12%, 01/20/50(Call 07/06/49)(a)	150	92,060

Ghana — 0.3%
Ghana Government International Bond, 8.13%, 03/26/32(a)(i)	300	135,978

Hungary — 1.3%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	293,817
6.75%, 09/25/52(a)	200	209,048
7.63%, 03/29/41	40	45,318
		548,183
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	175,764

Indonesia — 2.3%
Indonesia Government International Bond
3.70%, 10/30/49	200	160,464
3.85%, 10/15/30	200	187,790
4.55%, 01/11/28 (Call 12/11/27)	200	197,190
4.85%, 01/11/33 (Call 10/11/32)	200	199,310
Perusahaan Penerbit SBSN Indonesia III, 1.50%, 06/09/26(a)	200	181,116
		925,870
Jamaica — 0.6%
Jamaica Government International Bond, 8.00%, 03/15/39(g)	200	241,374

Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	185,332

Kazakhstan — 1.0%
Kazakhstan Government International Bond
5.13%, 07/21/25(a)	200	205,122
6.50%, 07/21/45(a)	200	213,364
		418,486
Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	200	171,980

Kuwait — 0.5%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	192,154

Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(i)(j)	200	14,228
6.65%, 02/26/30(a)(i)(j)	150	10,901
		25,129

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 1.5%
Mexico Government International Bond
4.28%, 08/14/41 (Call 02/14/41)	$200	$165,020
5.00%, 04/27/51 (Call 10/27/50)	200	173,150
5.55%, 01/21/45(g)	50	47,669
6.35%, 02/09/35 (Call 11/09/34)	200	209,770
		595,609
Nigeria — 1.3%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	157,454
8.38%, 03/24/29(a)	200	187,462
8.75%, 01/21/31(a)	200	186,312
		531,228
Oman — 2.7%
Oman Government International Bond
5.63%, 01/17/28(a)	500	496,570
6.00%, 08/01/29(a)	200	201,566
6.75%, 10/28/27(a)	200	207,448
6.75%, 01/17/48(a)	200	197,502
		1,103,086
Pakistan — 0.3%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	118,816

Panama — 2.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	300	230,271
3.16%, 01/23/30 (Call 10/23/29)	200	175,034
3.87%, 07/23/60 (Call 01/23/60)	200	132,888
4.50%, 05/15/47 (Call 11/15/46)	200	158,816
4.50%, 04/16/50 (Call 10/16/49)	200	154,896
		851,905
Peru — 1.5%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	200	169,790
3.00%, 01/15/34 (Call 10/15/33)	100	82,134
3.30%, 03/11/41 (Call 09/11/40)	50	37,865
3.55%, 03/10/51 (Call 09/10/50)	50	36,928
3.60%, 01/15/72 (Call 07/15/71)	100	67,520
5.63%, 11/18/50	200	203,366
		597,603
Philippines — 2.6%
Philippine Government International Bond
1.65%, 06/10/31	200	159,480
3.00%, 02/01/28	200	185,204
3.20%, 07/06/46	200	148,186
3.75%, 01/14/29	200	189,806
3.95%, 01/20/40	200	173,618
6.38%, 10/23/34	100	111,450
10.63%, 03/16/25	100	108,411
		1,076,155
Poland — 1.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	60	57,719
4.88%, 10/04/33 (Call 07/04/33)	100	98,650
5.50%, 11/16/27 (Call 08/16/27)	70	71,285
5.50%, 04/04/53 (Call 10/04/52)	130	131,636
5.75%, 11/16/32	70	73,758
		433,048
Security	Par (000)	Value

Qatar — 2.4%
Qatar Government International Bond
3.40%, 04/16/25(a)	$300	$291,030
3.75%, 04/16/30(a)	200	192,076
4.40%, 04/16/50(a)	200	180,764
5.10%, 04/23/48(a)	200	198,154
9.75%, 06/15/30(a)	100	130,724
		992,748
Romania — 1.3%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	83,726
3.63%, 03/27/32(a)	100	85,739
5.25%, 11/25/27(a)	150	146,520
6.13%, 01/22/44(a)	100	98,948
7.63%, 01/17/53(a)	100	112,453
		527,386
Saudi Arabia — 2.8%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	189,708
3.63%, 03/04/28(a)	200	189,390
4.38%, 04/16/29(a)	200	194,974
4.50%, 10/26/46(a)	200	173,520
5.00%, 04/17/49(a)	200	184,424
5.50%, 10/25/32(a)	200	209,648
		1,141,664
South Africa — 1.3%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	190,504
5.00%, 10/12/46	200	139,684
5.88%, 04/20/32	200	183,170
		513,358
South Korea — 0.5%
Korea Gas Corp., 3.88%, 07/13/27(a)	200	192,182

Sri Lanka — 0.4%
Sri Lanka Government International Bond, 6.20%, 05/11/27(a)(i)	400	177,316

Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	170,500
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(a)	200	172,500
		343,000
Turkey — 3.4%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25(a)	200	208,662
Turkey Government International Bond
4.75%, 01/26/26	200	188,096
5.25%, 03/13/30	200	172,406
5.75%, 05/11/47	200	147,038
6.00%, 03/25/27	200	188,480
8.00%, 02/14/34	50	50,085
9.38%, 01/19/33	200	210,674
9.88%, 01/15/28	200	212,110
		1,377,551
Ukraine — 0.5%
Ukraine Government International Bond
7.25%, 03/15/35(a)(i)	200	59,846
7.75%, 09/01/26(a)(i)	150	47,250
7.75%, 09/01/28(a)(i)	100	31,000
9.75%, 11/01/30(a)(i)	200	63,000
		201,096

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	$200	$166,038
3.13%, 10/11/27(a)	200	189,308
4.13%, 10/11/47(a)	200	174,976
UAE International Government Bond, 4.05%, 07/07/32(a)	200	195,306
		725,628
Uruguay — 1.3%
Uruguay Government International Bond
4.38%, 10/27/27	110	108,702
4.38%, 01/23/31 (Call 10/23/30)	100	97,749
4.98%, 04/20/55	110	107,177
5.10%, 06/18/50	200	199,336
		512,964

Total Foreign Government Obligations — 50.0%
(Cost: $19,939,187)		20,455,515

Total Long-Term Investments — 97.7%
(Cost: $39,381,559)		39,966,965

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(k)(l)	320	320,000

Total Short-Term Securities — 0.8%
(Cost: $320,000)		320,000

Total Investments — 98.5%
(Cost: $39,701,559)		40,286,965

Other Assets Less Liabilities — 1.5%		627,391

Net Assets — 100.0%		$40,914,356
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	All or a portion of this security is on loan.
(h)	Zero-coupon bond.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/22/23(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$320,000	(b)	$—	$—	$—	$320,000	320	$9,645	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,511,450	$—	$19,511,450
Foreign Government Obligations	—	20,455,515	—	20,455,515
Short-Term Securities
Money Market Funds	320,000	—	—	320,000
	$320,000	$39,966,965	$—	$40,286,965

Portfolio Abbreviation

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Currency Abbreviations

USD	United States Dollar